Convertible notes payable	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible notes payable	Convertible notes payable to a related party
On May 13, 2022, the Company issued convertible notes due in 12 months following the issuance (the “Note”) with aggregate principal of US$10,000 (equivalent to RMB67,871) to one investor, which is a related party. The Note bore an interest rate of 5% per annum.
The Note holder shall have the right to require the Company to redeem for cash all of the Note on the date (the “Redemption Date”) notified in writing by the Company that is not less than 20 business days and not more than 35 business days following the date of the notice of an Event of Default or a Fundamental Change as defined below, or in the event the Company fails to deliver such a notice, the date on which the Note holder becomes aware of the occurrence of an Event of Default or a Fundamental Change, at a price equal to the Redemption Price, which equal to the principal plus interests accrued thereon at an interest rate of 5% per annum. An Event of Default refers to the occurrence of any of the events, including the Company’s breach of conversion obligations, the individual or aggregated amount of the Group’s subsidiaries’ indebtedness, indemnity or guarantee obligations in excess of US$100,000 (or an equivalent amount in any other currency), ECARX (Hubei) Tech's bankruptcy or involuntary proceeding after seeking liquidation, winding-up, reorganization; a Fundamental Change includes the change of control of the Company via any share exchange, consolidation or mergers or any similar transaction, any sale, lease or other transfer in one transaction or a series of transactions of all or substantially all of the Group’s consolidated assets, to any person outside of the Group, the liquidation or dissolution of the Company, and other events which prohibits listing of the Company.
Conversion of the Note is stipulated as below:
•In the event the Company consummates a public offering of Class A ordinary shares that is no more than six (6)months following the issuance date, the outstanding principal amount of the Note shall be mandatorily converted to Class A Ordinary Shares at the conversion price of (i) the lesser of (A) US$10.00 per share (assuming that the Company’s authorized shares will be subdivided based on the pre-money equity valuation in connection with an offering via mergers with a special purpose acquisition company to give each ordinary share of the Company a deemed value of US$10.00) and (B) the lowest per share price at which any Class A ordinary shares or ordinary shares of the Company are issued in any subscription by certain investors of the Company’s securities to be issued concurrently, if the offering is via mergers with a special purpose acquisition company; or (ii) the per share offering price in an IPO (the “Initial Conversion Price”). In the event the Company consummates a public offering of Class A ordinary shares that is more than six (6) months following the issuance date, the outstanding principal amount of the Note shall be mandatorily converted to Class A Ordinary Shares at the conversion price of 95% of the Initial Conversion Price.
•If the Company fails to consummate a public offering of Class A ordinary shares on or prior to the maturity date, the Note holder is entitled to deliver a written notice to the Company within ten (10) business days after the maturity date, electing to convert the Note, the outstanding principal amount of the Note shall be converted into such number of fully paid and non-assessable Series B Preferred Shares at the conversion price equal to the issuance price of the Series B Preferred Shares.
Upon the consummation of the Company’s merger with COVA, the Company issued 1,052,632 Class A Ordinary Shares to the noteholder as a result of the automatic conversion of the Note at a conversion price of $9.50 per share.
Convertible notes payable
On October 25, 2022, the Company entered into a convertible note purchase agreement (the “Investor Note Purchase Agreement”) with certain institutional investors, pursuant to which the Company agreed to issue and sell US$65,000 (equivalent to RMB459,410) aggregate principal amount of unsecured convertible notes (the “Investor Notes”, each an “Investor Note”) due to mature on November 8, 2025 (the “Investor Note Maturity Date”). The Investor Notes bear interest at a rate of 5% per annum. The holder of Investor Notes has the right to earn 9% internal rate of return if the Notes are not converted or redeemed before the Investor Note Maturity Date.
As the Merger with COVA was consummated on December 20, 2022, each holder of an Investor Note now has the right from time to time to convert all or any portion of the Investor Notes (plus any accrued but unpaid interest thereon) into fully paid and non-assessable Class A ordinary shares of the Company to such number which is equal to the quotient of (x) the outstanding principal and accrued but unpaid interest of such Note divided by (y) conversion price.
Pursuant to the Merger, all or any portion of the Investor Notes is convertible into fully paid and non-assessable ECARX Class A Ordinary Shares (the “Investor Note Conversion Shares”) at a conversion price equal to $11.50 per share, subject to customary anti-dilution adjustments and certain limitations on the conversion right as described in the Investor Note.
Each holder of an Investor Note also has the right to require the Company to redeem for cash all outstanding principal amount of such Investor Note prior to the Investor Note Maturity Date, upon occurrence of a Mandatory Redemption Event, at a redemption price equal to (i) the outstanding principal amount of the Investor Note, plus (ii) accrued and unpaid interest thereon, and plus (iii) an additional amount that shall, together with any interest paid to the holder of the Investor Note and any accrued and unpaid interest on the Investor Note, provide the holder of the Investor Note an internal rate of return of 9% per annum on such principal amount over the period starting from (and including) the note issue date (November 8, 2022) and ending on (and including) the date of redemption. “Mandatory Redemption Event” means the occurrence of any change of control, any sale, lease or other transfer of all or substantially all of the consolidated assets of the Company and its subsidiaries, taken as a whole, to any person other than a subsidiary, the Company’s shares ceasing to be listed on the stock exchange, any redemption event set forth in the current organization documents of the Company prior to the listing, an event of default, among other things.
The Company incurred issuance costs of US$1,225 which is presented on the balance sheet as a direct deduction from the Investor Notes. Investor Notes are classified as a long-term debt on balance sheet and measured at amortized cost; they do not meet the definition of a derivative; and not issued at a substantial premium or discount. None of the option features of the Investor Notes were determined to meet the definition of a derivative if they were a freestanding instrument as they do not permit net settlement, or, the feature was determined to be clearly and closely related to the debt host contract. The fair value of the Investor Notes is valued by independent valuer as at the reporting date.
During 2024, the Group determined that it is probable that the Investor Notes will not be converted prior to the Investor Note Maturity Date of November 8, 2025. Accordingly, an additional interest of US$4,773 was accrued to account for the noteholders’ right to 9% internal rate of return on the principal amount of the Investor Notes. The Company also reclassified the convertible notes payable to current liabilities as of December 31, 2024 due to its maturity in 2025.
The following is a summary of the Company’s convertible notes payable and its fair values as of December 31, 2023 and 2024.

				Fair Value
	Principal amount	Unamortized debt issuance costs	Net carrying amount	Amount	Leveling
	RMB	RMB	RMB	RMB
As of December 31, 2023	461,494	(5,793)	455,701	396,884	Level 3
As of December 31, 2024	474,455	(3,845)	470,610	481,754	Level 3
The fair value of the convertible notes payable was estimated using the binomial model with the key assumptions including risk-free rate of return, volatility, and bond yield.